Reserves - Schedule of Performance Rights Reserve (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 AUD ($) shares		Jun. 30, 2024 AUD ($)
Schedule of Performance Rights Reserve [Line Items]
Number of Rights, Beginning balance	8,337,463	11,936,213	[1],[2]	5,439,338
Number of Rights, Granted
Number of Rights, Granted in prior year and expensed in current period | shares
Number of Rights, Exercised	117,096,650	136,250		338,125
Number of Rights ,Lapsed – employees	127,063
Number of Rights, Forfeited	375,000	8,462,500		10,921,250
Number of Rights, Ending Balance	503,288,750	8,337,463		11,936,213	[1],[2]
Amount of Rights, Beginning balance	$ 155,792	$ 108,881	[1],[2]	$ 167,855
Amount of Rights, Granted	7,242	27,099
Amount of rights, granted in prior year and expensed in current period.		27,099
Amount of Rights, Exercised	(9,358,644)	(6,540)		(30,945)
Amount of Rights, Lapsed – employees	(17,280)
Amount of Rights, Forfeited	(27,651)	(28,648)		(280,290)
Amount of Rights, Ending balance	$ 25,149,099	$ 155,792		$ 108,881	[1],[2]
KMP, Employees and Consultants [Member]
Schedule of Performance Rights Reserve [Line Items]
Number of Rights, Granted	235,000,000	5,000,000		17,756,250
Amount of Rights, Granted	$ 10,824,090	$ 55,000		$ 252,261
Advisors [Member]
Schedule of Performance Rights Reserve [Line Items]
Number of Rights, Granted	377,550,000
Amount of Rights, Granted	$ 23,565,550

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.
[2]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security. Adjusted in the securities prior to consolidation timing.